Definition of Terms in Fund Name	Jun. 23, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its net assets in securities which comprise the Dow Jones Global Titans 50™ Index. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in 50 of the world’s largest and most-established blue-chip companies included in the Dow Jones Global Titans 50™ Index. The portfolio provides exposure to companies headquartered in countries around the world, aiming to reduce risk through country diversification. It is important to note that diversification does not guarantee a profit or protect against loss.

Characteristics of Global Titans®.

Market Leadership–

•	To be identified as Global Titans®, the companies must be well established and have a broad client base.
•	They must be well known to global investors for either their long history of success or offer widely used products or services.
•	They must be market leaders in their industry with either a dominant position or a competitive advantage.
•	They must be among the largest of blue-chip companies in the global arena.

Multinational Exposure–

•	All companies must be market and industry leaders globally, rather than just at the local level.
•	All companies must have international market exposure, either selling or providing services, outside of their home markets.

The Trust consists of the securities contained in the Dow Jones Global Titans 50™ Index as of the business day prior to the Initial Date of Deposit. On the Initial Date of Deposit, the common stocks selected are approximately equally-weighted in the Trust. The Dow Jones Global Titans 50™ Index is reviewed and adjusted when necessary on an annual basis. The composition of the Trust, however, will not be adjusted during the life of the Trust to reflect changes in the composition of the Dow Jones Global Titans 50™ Index which occur after the Initial Date of Deposit.

The Dow Jones Global Titans 50™ Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and Global Titans® is a registered trademark of SPDJI. Both have been licensed for use by First Trust Portfolios L.P. Standard &

Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC

(“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Portfolios L.P. The Dow Jones Global Titans

Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Global Titans 50™ Index.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, depositary receipts, foreign-listed securities, companies headquartered or incorporated in Europe and large capitalization companies.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.